Schedule I— Parent Company only Condensed Financial Information	12 Months Ended
Dec. 31, 2025
Schedule I— Parent Company only Condensed Financial Information [Line Items]
SCHEDULE I— PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

SCHEDULE I— PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Pursuant to the requirements of Rule 12-04(a), 5-04(c) and 4-08(e)(3) of Regulation S-X, the condensed financial information of the parent company shall be filed when the restricted net assets of consolidated subsidiaries exceed 25 percent of consolidated net assets as of the end of the most recently completed fiscal year. The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with such requirements and concluded that it was applicable to the Company as the restricted net assets of the Company’s PRC subsidiary exceeded 25% of the consolidated net assets of the Company. Therefore, the condensed financial statements for the parent company are included herein.

For purposes of the above test, restricted net assets of consolidated subsidiaries shall mean that amount of the Company’s proportionate share of net assets of consolidated subsidiaries (after intercompany eliminations) which as of the end of the most recent fiscal year may not be transferred to the parent company by subsidiaries in the form of loans, advances or cash dividends without the consent of a third party.

Condensed financial information is used for the presentation of the Company, or the parent company. The condensed financial information of the parent company has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company used the equity method to account for investments in its subsidiaries

The parent company records its investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323, Investments-Equity Method and Joint Ventures. Such investments are presented on the condensed balance sheets as “Investments in subsidiaries” and their respective profit or loss as “Share of (loss) earnings in subsidiaries” on the condensed statements of operations and comprehensive income (loss).

PARENT COMPANY ONLY CONDENSED BALANCE SHEETS

	As of December 31,
	2025	2024
ASSETS
Current assets
Cash	$27,014	$171,327
Advance to suppliers	-	32,000
Amount due from related party	15,000,000	-
Total current assets	$15,027,014	$203,327
Non-current assets
Investment in subsidiaries	9,119,287	8,467,986
Long-term investments	-	1,356,618
Total assets	$24,146,301	$10,027,931

LIABILITIES AND SHAREHOLDERS’ EQUITY
LIABILITIES
Current liabilities
Due to related parties	$1,517,717	$1,493,437
Account payable	11,813	2,363
Payroll payable	112,500	22,500
Other payable	450,497	56,000
Total liabilities	$2,092,527	$1,574,300
SHAREHOLDERS’ EQUITY
Ordinary shares (Par value $0.002 per share, 25,000,000 shares authorized, 34,198 shares issued and outstanding as of December 31, 2024)	-	68
Class A Ordinary shares (Par value $0.002 per share, 24,989,545 shares authorized, 101,275 issued and outstanding as of December 31, 2025)	202	-
Class B Ordinary shares (Par value $0.002 per share, 10,455 shares authorized, 10,455 issued and outstanding as of December 31, 2025)	21	-
Additional paid-in-capital	22,832,075	7,620,339
Retained earnings (accumulated deficit)	(534,294)	1,252,783
Accumulated other comprehensive loss	(244,230)	(419,559)
Total shareholders’ equity	22,053,774	8,453,631
Total liabilities and shareholders’ equity	$24,146,301	$10,027,931

PARENT COMPANY ONLY CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME (LOSS)

	For the Years Ended December 31,
	2025	2024
Share of earnings (losses) in subsidiaries	$451,693	$(3,835,690)
Other-than-temporary impairment	(1,356,618)	(1,121,382)
General and administrative expenses	(881,565)	(722,123)
Non-operating revenue	(587)	113
Net income (loss)	(1,787,077)	(5,679,082)
Foreign currency translation adjustment	175,329	(37,187)
Comprehensive income (loss)	$(1,611,748)	$(5,716,269)

PARENT COMPANY ONLY CONDENSED STATEMENTS OF CASH FLOWS

	For the Years Ended December 31,
	2025	2024
Net cash provided by (used in) operating activities	(666,802)	(643,769)
Purchase of long-term investment	-	(2,478,000)
Net cash used in investing activities	-	(2,478,000)
Proceeds from third party loans	310,598	-
Proceeds from Issuance of Class A Ordinary shares	211,891	-
Proceeds from initial public offering, net	-	3,293,096
Net cash provided by (used in) financing activities	522,489	3,293,096
Net increase (decrease) in cash and cash equivalents	(144,313)	171,327
Cash and cash equivalents at the beginning of the year	171,327	-
Cash and cash equivalents at the end of the year	$27,014	$171,327